RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,171,751	$ 2,347,128
Interest expense	133,594	129,567	$ 92,358
Lawrence Yau Lung Ho and his controlled entity [Member] | SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	30,000	60,000
Interest expense	2,508	3,300	3,300
Independent Director [Member] | SCC Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	600	600
Interest expense	44	$ 30	$ 14
Mr Ho [Member] | 2025 SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Consideration paid for repurchase of senior notes	30,000
Debt Instrument, Repurchased Face Amount	$ 30,000